Appendix 1 - Major Subsidiaries of CSI (Details)	12 Months Ended
Dec. 31, 2019
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	52.00%
Interest held as general partner	0.17%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	20.00%
CSI Solartronics (Changshu) Co., Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Technologies Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI New Energy Holding Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Interest held as general partner	0.067%
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.") | CSI Cells Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	37.33%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Australia) Pty Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar International Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar O and M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	99.73%
Canadian Solar South East Asia Pte. Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar South Africa Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Construction (USA) LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Project K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI&GCL Solar Manufacturing (Yancheng) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar UK Projects Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changsu Tegu New Material Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changshu Tlian Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Recurrent Energy Group Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Recurrent Energy, LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
PT. Canadian Solar Indonesia
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	67.00%
Canadian Solar Manufacturing Vietnam Co., Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Private Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar MSS (Australia) Pty Ltd (formerly named/known as "Canadian Solar Australia 1 Pty Ltd.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Company Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Thailand) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	99.99992%
Canadian Solar Sunenergy (Suzhou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Singapore Pte. Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Sunenergy (Baotou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Gaochuangte New Energy Development Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	90.00%
CSI Cells (Yanchang) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	48.00%
CSI Modules (DaFeng) Co., Ltd. | Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	3.12%
CSI Modules (DaFeng) Co., Ltd. | CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	96.88%
Canadian Solar Middle East DMCC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Investment Management (SuZhou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Construction (Australia) Pty Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSUK Energy Systems Construction and Generation JSC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Modules (JiaXing) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Wafer (LuoYang) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing Taiwan Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Argentina Investment Holding Ltd
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Changshu Xingu Photovoltaic Material Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar New Energy Holding Company Limited [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Energy Holding Singapore Pte. Ltd. [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar SSES (Canada) Inc. [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar SSES (UK) Ltd [Member]
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%